Concentration (Tables)	12 Months Ended
Dec. 31, 2025
Concentration [Abstract]
Schedule of Concentration

For the years ended December 31, 2025, 2024 and 2023, the following customers contributed revenues that were over 10% of total net revenues for the relevant periods. Customers accounting for 10% or more of the Company’s net revenues were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Customer A	21%	16%	27%
Customer B	19%	27%	16%
Customer C	19%	17%	14%
Customer D	*	*	20%

*	Less than 10%

As of December 31, 2025 and 2024, accounts receivable due from the following customers were over 10% of consolidated accounts receivable. The details are as follows:

	December 31, 2025	December 31, 2024
Customer A	59%	41%
Customer E	15%	12%
Customer B	*	28%
Customer D	*	12%

*	Less than 10%

For the years ended December 31, 2025, 2024 and 2023, the Company purchased products from the following vendors who charged over 10% of total cost of revenues for the relevant period, which include both brand partners and product distributors who distribute products from certain brands to us. Vendors accounting for 10% or more of the Company’s cost of revenues were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Vendor A	50%	44%	41%
Vendor B	42%	26%	31%

As of December 31, 2025 and 2024, accounts payable due to the following vendors were over 10% of consolidated accounts payable. The details are as follows:

	December 31, 2025	December 31, 2024
Vendor C	39%	42%
Vendor D	37%	29%
Vendor E	19%	14%